SEWARD & KISSEL LLP
                                     1200 G Street, N.W.
                                     Washington, DC 20005

                                  Telephone: (202) 737-8833
                                  Facsimile: (202) 737-5184
                                        www.sewkis.com


                                                March 3, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:    AllianceBernstein Variable Products Series Fund, Inc.
                - AllianceBernstein U.S. Government/High Grade
                  Securities Portfolio
            File Nos. 33-18647 and 811-5398

Dear Sir or Madam:

          Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 44 under the 1933 Act and Amendment No. 45 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein U.S. Government/High Grade Securities Portfolio (the "Portfolio"), a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund").

          We are making this filing for the purpose of revising the name, the risk/return summary, principal risks disclosure, disclosure responding to Item 4 of Form N-1A and disclosure concerning certain of the Portfolio's non-fundamental investment policies so that the disclosure reflects the changes to the Portfolio's policies recently approved by the Fund's Board of Directors in connection with the Portfolio's acquisition of four other series of the Fund, AllianceBernstein High Yield Portfolio, AllianceBernstein Global Bond Portfolio, AllianceBernstein Americas Government Income Portfolio and AllianceBernstein Global Dollar Government Portfolio.

          Disclosure other than that described above contained in the Portfolio's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 44.

          We are requesting that the effective date of the Registration Statement be the 56th day, April 28, 2008. We will be submitting a request for acceleration of the effective date.

          Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                                   Sincerely,


                                                   /s/ Young Seo
                                                   ----------------------------
                                                       Young Seo

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